Earnings Per Share (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Basic earnings per share
Net income available for common stockholders	$ 474	$ 474
Weighted average shares of common stock outstanding
Outstanding		34,305,052
Basic Earnings per share		$ 0.01
Class A common stock
Weighted average shares of common stock outstanding
Outstanding	34,305,052
Basic Earnings per share	$ 0.01